Document and Entity Information	12 Months Ended
Dec. 31, 2012
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec 31, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Trading Symbol	CKSW
Entity Registrant Name	CLICKSOFTWARE TECHNOLOGIES LTD
Entity Central Index Key	0001105841
Current Fiscal Year End Date	--12-31
Entity Well Known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Accelerated Filer
Entity Common Stock Shares Outstanding	31,654,942

CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Current Assets:
Cash and cash equivalents	$ 12,793		$ 14,683
Deposits (Note 3)	30,310		28,243
Marketable securities (Note 3)	15,635		10,945
Trade receivables, net of allowance for doubtful accounts of $738 and $701 as of December 31, 2012 and 2011, respectively (Note 4)	21,792		23,378
Deferred taxes (Note 14)	220		540
Other receivables and prepaid expenses (Note 5)	3,398		2,610
Total Current Assets	84,148		80,399
Long-Term Assets:
Deposits (Note 6 & Note 11A)	621		1,093
Other receivables and prepaid expenses (Note 5)	275		233
Severance Pay funds (Note 7)	1,965		1,746
Deferred taxes (Note 14)	1,230		550
Identifiable Intangible assets, Net (Note 8)	452		1,166
Goodwill (Note 8)	1,572	[1]	1,572	[1]
Property and Equipment, Net (Note 9)	4,206		3,873
Total Long-Term Assets	10,321		10,233
TOTAL ASSETS	94,469		90,632
Current Liabilities:
Accounts payable and accrued expenses (Note 10)	16,536		13,608
Dividend payable (Note 12F)	0		2,536
Deferred revenues	9,047		9,529
Total Current Liabilities	25,583		25,673
Long-Term Liabilities:
Accrued severance pay (Note 7)	4,465		3,847
Deferred tax liability (Note 14)	0		180
Deferred revenues	1,503		1,828
Total Long-Term Liabilities	5,968		5,855
Total Liabilities	31,551		31,528
Commitments and Contingencies (Note 11)
Shareholders' Equity (Note 12):
Special preferred shares NIS 0.02 par value: Authorized - 5,000,000 as of December 31, 2012 and 2011; no issued and outstanding shares as of December 31, 2012 and 2011;
Ordinary shares of NIS 0.02 par value: Authorized - 100,000,000 as of December 31, 2012 and 2011; Issued - 31,693,942 shares as of December 31, 2012 and 31,407,888 as of December 31, 2011; Outstanding - 31,654,942 shares as of December 31, 2012 and 31,368,888 shares as of December 31, 2011;	132		131
Additional paid-in capital	87,566		84,383
Accumulated other comprehensive income	559		(167)
Accumulated deficit	(25,296)		(25,200)
Stockholders' Equity before Treasury Stock, Total	62,961		59,147
Treasury shares, at cost: 39,000 shares	(43)		(43)
Total shareholders' equity	62,918		59,104
Total Liabilities and Shareholders' Equity	$ 94,469		$ 90,632

[1]	All goodwill balance as of December 31, 2011 relates to ClickSoftware reporting unit

CONSOLIDATED BALANCE SHEETS [Parenthetical] (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Trade receivables, allowance for doubtful accounts	$ 738	$ 701
Special preferred shares, par value (in dollars per share)	$ 0.02	$ 0.02
Special preferred shares, Authorized	5,000,000	5,000,000
Special preferred shares, issued shares	0	0
Special preferred shares, outstanding shares	0	0
Ordinary shares, par value (in dollars per share)	$ 0.02	$ 0.02
Ordinary shares, Authorized	100,000,000	100,000,000
Ordinary shares, Issued	31,693,942	31,407,888
Ordinary shares, Outstanding	31,654,942	31,368,888
Treasury shares, shares	39,000	39,000

CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues (Note 13):
Software license	$ 34,541	$ 31,542	$ 25,825
Services	65,505	55,545	45,194
Total revenues	100,046	87,087	71,019
Cost of revenues:
Software license	3,686	2,519	2,299
Services	35,185	29,177	24,614
Total cost of revenues	38,871	31,696	26,913
Gross profit	61,175	55,391	44,106
Operating expenses:
Research and development	13,146	9,019	8,081
Less - participation by the Chief Scientist of the Government of Israel	0	0	161
Research and development , net	13,146	9,019	7,920
Selling and marketing	31,977	23,382	19,213
General and administrative	8,779	7,386	6,747
Impairment of goodwill (Note 8C)	0	939	0
Total operating expenses	53,902	40,726	33,880
Operating income	7,273	14,665	10,226
Other income	110	0	0
Interest income, net	274	7	189
Net income before taxes	7,657	14,672	10,415
Taxes on income (Note 14)	169	2,462	1,370
Net income	7,488	12,210	9,045
Other comprehensive income, net of tax
Gain in respect of marketable securities	37	45	0
Gain / (Loss) in respect of derivatives instruments designated for cash flow hedge	689	(440)	146
Comprehensive income	$ 8,214	$ 11,815	$ 9,191
Basic net earnings per share	$ 0.24	$ 0.39	$ 0.3
Diluted net earnings per share	$ 0.23	$ 0.38	$ 0.28
Shares used in computing basic net earnings per share	31,545,435	31,014,373	30,415,679
Shares used in computing diluted net earnings per share	32,837,789	32,226,883	32,037,399

CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (USD $) In Thousands, except Share data	Ordinary Shares	Additional paid-in capital	Accumulated deficit	Accumulated Other Comprehensive Income	Treasury Shares	Total
Balance at Dec. 31, 2009	$ 124	$ 78,933	$ (36,438)	$ 82	$ (43)	$ 42,658
Balance (in shares) at Dec. 31, 2009	30,244,330
Employee options exercised	2	1,068	0	0	0	1,070
Employee options exercised (in shares)	389,897					(389,897)
Stock-based compensation expense related to employees and consultants	0	1,169	0	0	0	1,169
Accumulated other comprehensive income	0	0	0	146	0	146
Net income	0	0	9,045	0	0	9,045
Balance at Dec. 31, 2010	126	81,170	(27,393)	228	(43)	54,088
Balance (in shares) at Dec. 31, 2010	30,634,227
Employee options exercised	5	1,482	0	0	0	1,487
Employee options exercised (in shares)	734,661					(734,661)
Stock-based compensation expense related to employees and consultants	0	1,731	0	0	0	1,731
Accumulated other comprehensive income	0	0	0	(395)	0	(395)
Dividend	0	0	(10,017)	0	0	(10,017)
Net income	0	0	12,210	0	0	12,210
Balance at Dec. 31, 2011	131	84,383	(25,200)	(167)	(43)	59,104
Balance (in shares) at Dec. 31, 2011	31,368,888
Employee options exercised	1	649	0	0	0	650
Employee options exercised (in shares)	286,054					(286,054)
Stock-based compensation expense related to employees and consultants	0	2,534	0	0	0	2,534
Accumulated other comprehensive income	0	0	0	726	0	726
Dividend	0	0	(7,584)	0	0	(7,584)
Net income	0	0	7,488	0	0	7,488
Balance at Dec. 31, 2012	$ 132	$ 87,566	$ (25,296)	$ 559	$ (43)	$ 62,918
Balance (in shares) at Dec. 31, 2012	31,654,942

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ 7,488	$ 12,210	$ 9,045
Income and expense items not involving cash flows:
Depreciation	2,144	1,519	1,254
Stock-based compensation	2,534	1,731	1,169
Amortization of acquired intangible assets	714	782	796
Impairment of goodwill	0	939	0
Impairment of acquired intangible assets	0	55	0
Severance pay, net	399	373	334
Gain on marketable securities	(146)	(94)	(59)
Other	13	11	8
Changes in operating assets and liabilities:
Trade receivables	1,586	(9,123)	2,155
Deferred taxes	(540)	1,310	940
Other receivables	(104)	(443)	(669)
Accounts payable and accrued expenses	2,928	1,034	955
Deferred revenues	(807)	1,623	441
Net cash provided by operating activities	16,209	11,927	16,369
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of equipment	(2,490)	(2,018)	(1,517)
Decrease (Increase) in deposits, net	(1,595)	(11,969)	681
Investments in marketable securities	(7,459)	(8,298)	(8,451)
Proceeds from sales of marketable securities	2,915	5,286	2,003
Net cash used in investing activities	(8,629)	(16,999)	(7,284)
CASH FLOWS FROM FINANCING ACTIVITIES:
Dividend paid	(10,120)	(7,481)	0
Employee options exercised	650	1,487	1,070
Net cash provided by (used in) financing activities	(9,470)	(5,994)	1,070
Increase (decrease) in cash and cash equivalents	(1,890)	(11,066)	10,155
Cash and cash equivalents at beginning of year	14,683	25,749	15,594
Cash and cash equivalents at end of year	12,793	14,683	25,749
Supplemental cash flow information:
Cash paid for taxes	692	713	133
Cash paid for interest	$ 1	$ 4	$ 4

GENERAL	12 Months Ended
Dec. 31, 2012
Organization, Consolidation and Presentation Of Financial Statements [Abstract]
Nature of Operations [Text Block]

NOTE 1 – GENERAL

ClickSoftware Technologies Ltd. (the "Company" or "ClickSoftware") was incorporated in Israel and is a leading provider of software products and solutions for workforce management and optimization. The Company's products and solutions incorporate best business practices, key business functions of service operations, and sophisticated decision-making algorithms that enable its customers to more efficiently manage their service operations in a scalable, integrated manner.

The Company's solutions are grouped into four main suites which together comprise its Service Optimization Suite:

·	Field Service Daily Suite covers automatic decision making and optimization support to manage field service operations.
·	Roster (Shift Planning) Suite covers shift planning needs for both the manager as well as the employee to optimize the balance between staffing levels needed for serving customers and managing labor costs, and employee preferences.
·	ClickMobile and Mobility Suite covers the needs of the mobile individual and back-office staff for field data communication.
·	Forecasting and Planning Suite covers tactical short term resource planning.

The Company's Service Optimization Suite is designed to increase service revenue and customer responsiveness while reducing costs. The Company's Service Optimization Suite includes strategic and tactical workforce planning, optimized service scheduling, intelligent problem resolution, mobile workforce management, shift planning and business analytics, connecting various organizational levels and all functions, from executive strategy to operational execution. The following comprise the individual products of the above suites: ClickSchedule, ClickAnalyze, ClickMobile, ClickLocate, ClickContact, ClickRoster, ClickPlan and ClickForecast. The Company provides a Cloud-based offering of its Service Optimization Suite via ClickSoftware Cloud Services and ClickExpress, which aims at the small and mid-size company markets.

SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Basis Of Presentation and Significant Accounting Policies [Text Block]

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

Basis of presentation

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States.

Principles of consolidation

The consolidated financial statements include the financial statements of the Company and its wholly owned subsidiaries in the United States (ClickSoftware, Inc.), in the United Kingdom (ClickSoftware Europe Limited), in Germany (ClickSoftware Central Europe, GmbH), in Belgium (ClickSoftware Belgium, N.V.), in Australia (ClickSoftware Australia Pty. Ltd., a wholly owned subsidiary of ClickSoftware, Inc.), in Japan (ClickSoftware Japan KK), in India (ClickSoftware India Private Limited) and in South Africa (ClickSoftware Technologies (Pty) Ltd). The subsidiaries are primarily engaged in the sale and marketing of the Company's products in the Americas, EMEA (Europe, Middle East and Africa but not including Israel) and the rest of the world. All significant intercompany balances and transactions have been eliminated.

Financial statements in U.S. dollars

The reporting currency of the Company is the U.S. dollar ("dollar"). The dollar is the functional currency of the Company and its subsidiaries. Transactions and balances originally denominated in dollars are presented at their original amounts. Non-dollar transactions and balances are remeasured into dollars in accordance with the principles set forth in ASC 830 ("Foreign Currency Matters"). All exchange gains and losses from translation of monetary balance sheet items resulting from transactions in non-dollar currencies are recorded in the statement of operations as they arise.

Use of estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Cash and cash equivalents

Cash equivalents include short-term, highly liquid investments that are readily convertible to cash, with original maturities of three months or less.

Concentration of credit risk

Financial instruments, which potentially subject the Company to credit risk, consist principally of cash instruments and accounts receivable. The Company maintains cash and cash equivalents and investments with major financial institutions in the United States, Europe and Israel. Nearly all of our cash and investments are not insured by the FDIC or other similar governmental insurance limits. The accounts receivable are derived from sales to a large number of customers, mainly large industrial corporations and their suppliers located mainly in Europe, the United States and Brazil. The Company generally does not require collateral. The Company performs ongoing credit evaluations of its customers and maintains an allowance for doubtful accounts which management believes adequately covers all anticipated losses in respect of trade receivables.

Short term bank deposits

Bank deposits with maturities of more than three months but less than one year are included in short-term deposits.

Marketable securities

Securities classified as available-for-sale are reported at fair value with unrealized gains and losses, net of related tax, recorded as a separate component of other comprehensive income in equity until realized. Unrealized losses that are considered to be other-than-temporary are charged to statement of operations as an impairment charge and are included in the consolidated statement of operations under financial expenses. Realized gains and losses on sales of the securities, as well as premium or discount amortization, are included in the consolidated statement of operations as financial income or expenses.

Fair values for marketable securities were determined using the quoted prices in active market for identical asset (level 1).

Property and equipment

Property and equipment is stated at cost. Depreciation is computed using the straight-line method over the estimated useful lives of the assets, ranging from 3 to 16 years. Leasehold improvements are amortized using the straight-line method, over the shorter of the lease term or the useful lives of the improvements.

The Company complies with provisions of ASC 360, ("Property, Plant and Equipment"). ASC 360 requires that long-lived assets and certain identifiable intangible assets be reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to undiscounted future net cash flows expected to be generated by the asset. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets. Assets to be disposed of are reported at the lower of the carrying amount or fair value less cost to sell.

Identifiable Intangible Assets

Intangible assets representing primarily core technology and in process research and development ("IPR&D"), customer lists and relationships and non-competition arrangements (arising from business combinations) are recorded at cost less accumulated amortization as outlined in Note 8. Intangible assets are amortized over their estimated useful lives on a straight-line basis ranging from 3 to 6 years.

Goodwill

Goodwill represents the excess purchase price paid by the Company over the fair value of identifiable intangible assets as a result of purchasing a business. Goodwill is not amortized but instead is tested for impairment annually or more frequently if events or changes in circumstances indicate that it may be impaired.
Goodwill impairment testing is a two-step process and may be preceded by a qualitative impairment assessment. Qualitative impairment assessment should be made to changes in circumstances and events indicating whether some of the intangible assets were impaired. When determined, on the basis of qualitative factors, that the fair value of the reporting unit is more likely than not less than the carrying amount, the two-step impairment test would be required. The first step involves comparing the fair value of a company’s reporting units to their carrying amount. If the fair value of the reporting unit is determined to be greater than its carrying amount, there is no impairment. If the reporting unit’s carrying amount is determined to be greater than the fair value, the second step must be completed to measure the amount of impairment, if any. Step two calculates the implied fair value of goodwill by deducting the fair value of all tangible and intangible assets, excluding goodwill, of the reporting unit from the fair value of the reporting unit as determined in step one. The implied fair value of the goodwill in this step is compared to the carrying value of goodwill. If the implied fair value of the goodwill is less than the carrying value of the goodwill, an impairment loss equivalent to the difference is recorded.

Software research and development costs

Software research and development costs incurred prior to the establishment of technological feasibility are included in research and development expenses. The Company defines establishment of technological feasibility as the completion of a working model. Software development costs incurred subsequent to the establishment of technological feasibility through the period of general market availability of the products are capitalized, if material, after consideration of various factors, including net realizable value. To date, software development costs that are eligible for capitalization have not been material and have been expensed.

Revenue recognition

The Company recognizes revenues in accordance with the ASC 985-605 ("Software Revenue Recognition").

In accordance with ASC 985-605, revenues from software license fees are recognized when persuasive evidence of an arrangement exists, the software product covered by written agreement or a purchase order signed by the customer has been delivered, the license fees are fixed and determinable, collection of the license fees is considered probable and vendor-specific objective evidence (VSOE) of the fair value of undelivered elements exists.

License fees from software arrangements that involve multiple elements, such as consulting, training and post-contract customer support, are allocated to each element of the arrangement based on the residual method. Under the residual method, consideration is allocated to undelivered elements based upon the VSOE of those elements, with the residual of the arrangement fee allocated to and recognized as software license revenue. The Company determines the fair value of each element in multiple-element arrangements other than license based on vendor specific objective evidence, or VSOE. The Company determines the VSOE for each element according to the price charged when the element is sold separately. For post-contract customer support, the Company determines the VSOE based on the renewal price charged. For other services, such as consulting and training, the Company determines the VSOE based on the fixed hourly/daily rate charged in stand-alone service transactions.

Arrangements that include professional services are evaluated to determine whether those services are essential to the functionality of other elements of the arrangement. When services are considered essential, revenue under the arrangement is recognized using contract accounting. When services are not considered essential, revenue allocable to the services is recognized as the services are performed.

Revenue from software licenses that require significant customization, integration and implementation are recognized based on ASC 605-35 ("Construction-Type and Production-Type Contracts") using contract accounting on the percentage-of-completion method, based on the relationship of actual working hours incurred to total working hours estimated to be incurred over the duration of the contract. In recognizing revenues based on the percentage-of-completion method, the Company estimates time to completion with revisions to estimates reflected in the period in which changes become known. Provisions for estimated losses on uncompleted contracts are made in the period in which such losses are first determined, in the amount of the estimated loss on the entire contract.

Service revenues are comprised of revenues from consulting, training, and post-contract customer support. Revenues from consulting services are recognized on a time and material basis, or in a fixed price contract, on a percentage of completion basis. Revenues from training are recognized as the services are provided. Post-contract customer support arrangements provide for technical support and the right to unspecified updates on an if-and-when-available basis. Revenues from these arrangements are recognized ratably over the term of the arrangement, usually one year.

The Company categorizes revenue as either software license revenue or services revenue. The Company allocates revenue to each of these categories based on the VSOE for elements in each revenue arrangement and based on the application of the residual method for arrangements in which the Company has established the VSOE for all undelivered elements. Where the Company is unable to establish the VSOE for all undelivered elements, the Company takes a systematic approach, whereby the Company first allocates revenue to any undelivered elements for which the VSOE has been established, and then allocates revenue to any undelivered elements for which the VSOE has not been established based on management's best estimate of the fair value of those undelivered elements. The Company then applies a residual method to determine the license fee. Management's best estimate of fair value of undelivered elements for which the VSOE has not been established is based upon the VSOE of similar offerings and other objective criteria.

Basic and diluted net income per share

Basic and diluted net income per share are presented in conformity with ASC 260 ("Earnings per Share") for all years presented. Basic net income per share have been computed using the weighted-average number of ordinary shares outstanding during the year, net of treasury shares (see Note 12). In computing diluted earnings (loss) per share, the potential dilutive effect of outstanding equity awards is taken into account using the treasury stock method.

Outstanding share options and shares issued and reserved for outstanding share options have been excluded from the calculation of basic and diluted net income per share to the extent such securities are anti-dilutive. The total number of options to purchase shares, excluded from the calculations of diluted net income per share, were 1,242,416, 497,000 and 474,000 for the years ended December 31, 2012, 2011 and 2010, respectively.

Fair value of financial instruments

The financial instruments of the Company consist mainly of cash and cash equivalents, short-term and long-term investments, current accounts receivable, marketable securities and accounts payable. In view of their nature, the fair value of the financial instruments included in working capital of the Company (other than marketable securities) is usually identical or close to their carrying amounts.

Stock-based compensation

ASC 718 ("Compensation – Stock Compensation") requires that compensation cost relating to share-based payment awards made to employees and directors be recognized in the financial statements. The main awards issued under Company stock-based compensation plans, which are described in Note 12D, "Employee, Directors, and Consultant Option Plans", include stock options and RSUs. The cost for such awards is measured at the grant date based on the calculated fair value of the award. The value of the portion of the award that is ultimately expected to vest is recognized as expense over the requisite service periods (generally the vesting period of the equity award) reduced by estimated forfeitures in the Company Consolidated Statement of Operations.

Income taxes

The Company accounts for income taxes, in accordance with the provisions of ASC 740 ("Income Taxes,") under the liability method of accounting. Under the liability method, deferred taxes are determined based on the differences between the financial statement and tax basis of assets and liabilities at enacted tax rates in effect in the year in which the differences are expected to reverse. Valuation allowances are established, when necessary, to reduce deferred tax assets to amounts expected to be realized.

Deferred tax liabilities and assets are classified as current or non-current based on the classification of the related asset or liability for financial reporting or, if not related to an asset or liability for financial reporting, according to the expected reversal dates of the specific temporary differences.

For uncertain tax positions, the Company follows a two-step approach to recognizing and measuring uncertain tax positions. The first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates that it is more likely than not that the position will be sustained on audit. The second step is to measure the tax benefit as the largest amount that is more than 50% likely of being realized upon ultimate resolution. The Company’s policy is to include interest and penalties related to unrecognized tax benefits within income tax expense.

Dividend distribution

Dividend distribution to the Company's shareholders is recognized as a liability in the Company's financial statements in the period in which the dividends are approved by the Company's board of directors. See also Note 12F.

Recent accounting pronouncements

On July 27, 2012, the FASB issued ASU 2012-02, which amends the guidance in ASC 350-30 on testing indefinite-lived intangible assets, other than goodwill, for impairment. The FASB issued the ASU in response to feedback on ASU 2011-08, which amended the goodwill impairment testing requirements by allowing an entity to perform a qualitative impairment assessment before proceeding to the two-step impairment test. Similarly, under ASU 2012-02, an entity testing an indefinite-lived intangible asset for impairment has the option of performing a qualitative assessment before calculating the fair value of the asset. Although ASU 2012-02 revises the examples of events and circumstances that an entity should consider in interim periods, it does not revise the requirements to test (1) indefinite-lived intangible assets annually for impairment and (2) between annual tests if there is a change in events or circumstances. The company does not expect the adoption of this update to have any material impact on our consolidated financial statements.

SHORT-TERM DEPOSITS AND MARKETABLE SECURITIES	12 Months Ended
Dec. 31, 2012
Short Term Deposits and Marketable Securities [Abstract]
Short Term Deposits and Marketable Securities [Text Block]

NOTE 3 — SHORT-TERM DEPOSITS AND MARKETABLE SECURITIES

	DECEMBER 31,
	2012	2011

Bank deposits (1)	$30,310	$28,243
Marketable securities- government and corporate bonds (2)	10,600	10,945
Marketable securities- equities(3)	5,035	-
	$45,945	$39,188

(1) The bank deposits bear interest at an average annual rate of 1.3% and 2.1% for 2012 and 2011, respectively.

(2) The Bonds provide a yield at an average annual rate of 1.55% and 0.9% for 2012 and 2011, respectively.

(3) Unrealized net gains are immaterial

TRADE RECEIVABLES AND ALLOWANCE FOR DOUBTFUL ACCOUNTS	12 Months Ended
Dec. 31, 2012
Trade Receivables and Allowance For Doubtful Accounts [Abstract]
Trade Receivables and Allowance For Doubtful Accounts [Text Block]

NOTE 4 — TRADE RECEIVABLES AND ALLOWANCE FOR DOUBTFUL ACCOUNTS

A. Trade receivables

	DECEMBER 31,
	2012	2011

Accounts receivables billed	$18,847	$21,807
Accounts receivables unbilled	3,683	2,272
Allowance for doubtful accounts	(738)	(701)
Trade receivables, net	$21,792	$23,378

B. Allowance for doubtful accounts
	DECEMBER 31,
	2012	2011

Balance at beginning of year	$701	$1,102
Increase of allowance	37	139
Write-off	-	(540)
Balance at year end	$738	$701

OTHER RECEIVABLES AND PREPAID EXPENSES	12 Months Ended
Dec. 31, 2012
Prepaid Expense and Other Assets [Abstract]
Prepaid Expenses and Other Current Assets Disclosure [Text Block]

NOTE 5 — OTHER RECEIVABLES AND PREPAID EXPENSES

	DECEMBER 31,
	2012	2011

Prepaid expenses	$1,890	$2,113
Government participation and other government receivables	616	426
Employees	198	125
Other	969	179
	$3,673	$2,843

Other receivables and prepaid expenses – Short term	$3,398	$2,610
Other receivables and prepaid expenses – Long term	275	233
	$3,673	$2,843

LONG-TERM DEPOSITS	12 Months Ended
Dec. 31, 2012
Long-Term Investments [Abstract]
Deposits Assets Disclosure Noncurrent [Text Block]

NOTE 6 — LONG-TERM DEPOSITS

	DECEMBER 31,
	2012	2011

Bank deposits (see also Note 11A)	$621	$1,093
	$621	$1,093

The bank deposits bear interest at an average annual rate of 1.3% and 2.1% for 2012 and 2011, respectively.

ACCRUED SEVERANCE PAY, NET	12 Months Ended
Dec. 31, 2012
Accrued Severance Pay [Abstract]
Compensation and Employee Benefit Plans [Text Block]

NOTE 7 — ACCRUED SEVERANCE PAY, NET

Under Israeli law and labor agreements, the Company is required to make severance payments to its dismissed employees and employees leaving its employment in certain other circumstances. The Company's severance pay obligation to its employees, which is calculated on the basis of the salary of each employee for the last month of the reported period multiplied by the years of such employee's employment, is reflected by the accrual presented in the balance sheet and is partially funded by deposits with insurance companies and provident funds. Outside of Israel the Company accrues severance pay obligations when required under the applicable laws in such jurisdictions. Severance pay obligations made to Israeli employees are considered significant compared to all other subsidiaries.

Severance pay expenses amounted to $1,632, $1,383 and $911 for the years ended December 31, 2012, 2011 and 2010, respectively.

GOODWILL AND OTHER INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets Disclosure [Text Block]

NOTE 8 – GOODWILL AND OTHER INTANGIBLE ASSETS, NET

A.	Goodwill:
	DECEMBER 31,
	2012	2011

Balance as of January 1	$1,572	$2,511
Changes during year:
Impairment	-	(939)
Balance as of December 31(*)	$1,572	$1,572

(*) All goodwill balance as of December 31, 2011 relates to ClickSoftware reporting unit

B.	Identifiable intangible assets, Net:

		DECEMBER 31,
	Useful life	2012	2011
Original amount
Core technology	3-6 years	$1,507	$1,507
In Process Research & Development	4 years	472	472
Customer relationship, net of impairment (see C below)	3-6 years	1,007	1,007
Non-compete	4 years	127	127
		$3,113	$3,113
Accumulated Amortization		2,661	1,947
Identifiable intangible assets, Net		$452	$1,166

The estimated future amortization expense of other intangible assets as of December 31, 2012 is as follows:

2013	$277
2014	86
2015 and thereafter	89
$452

C.	Goodwill and Other Intangible Assets impairment testing

The company performs annual impairment tests in the fourth quarter. For impairment testing the company identified two separate reporting units: ClickSoftware and Service Tycoon (ST) (acquired from AST Technologies in 2009). For ClickSoftware the fair value was significantly higher than the carrying amount. For ST the goodwill was determined to be impaired and was written off in 2011. In both reporting units no events or changes in circumstances indicating intangible assets impairment were detected during 2012.

PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Property Plant and Equipment Disclosure [Text Block]

NOTE 9 — PROPERTY AND EQUIPMENT, NET

	DECEMBER 31,
	2012	2011
Cost
Computers and office equipment	$8,645	$6,805
Leasehold improvements	2,502	2,199
	$11,147	$9,004
Accumulated Depreciation	6,941	5,131
Property and equipment, net	$4,206	$3,873

ACCOUNTS PAYABLE AND ACCRUED EXPENSES	12 Months Ended
Dec. 31, 2012
Accounts Payable and Accrued Liabilities, Current [Abstract]
Accounts Payable and Accrued Liabilities Disclosure [Text Block]	NOTE 10 — ACCOUNTS PAYABLE AND ACCRUED EXPENSES
	DECEMBER 31,
	2012	2011

Suppliers	$5,392	$4,789
Employee and related costs	8,598	6,310
Government commitment	2,546	2,265
Other	-	244
	$16,536	$13,608

COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]

NOTE 11 — COMMITMENTS AND CONTINGENCIES

A.	The Company has entered into standby letters of credit agreements with banks and financial institutions relating to the guarantee of future performance on certain contracts. As of December 31, 2012, contingent liabilities on outstanding letter of credit agreements which expire after December 31, 2013 were approximately $600 in the aggregate. The letters of credit are secured by $600 in deposits to cover any potential payments under the guarantees.

B.	The Company operates from leased facilities in Israel, the United States, United Kingdom, Germany, India and Australia. The leases for these facilities expire in the years 2013 through 2021. Minimum future rental payments, as of December 31, 2012 are as follows:

2013	$3,247
2014	3,373
2015	2,050
2016-2021	3,279
$11,949

Rent expense amounted to $2,442, $2,244 and $1,728 for the years ended December 31, 2012, 2011 and 2010, respectively. The Company has a lease for approximately 58,000 square feet of office space in Petach Tikva, Israel. The Company has a lease for office space in Burlington, Massachusetts for approximately 25,000 square feet. The Company has a lease for office space in Burnham, United Kingdom for approximately 11,500 square feet. The Company has a lease for office space in Melbourne, Australia for approximately 10,000 square feet. The Company has a lease for office space in Gurgaon, India for approximately 22,000 square feet.

C.	From time to time, the Company is involved in various routine legal proceedings incidental to the ordinary course of our business. The Company does not believe that the outcome of these pending legal proceeding will have a material adverse effect on the Company's business or consolidated financial condition.

SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2012
Stockholders' Equity Note [Abstract]
Stockholders Equity Note Disclosure [Text Block]

NOTE 12 — SHAREHOLDERS' EQUITY

A.	Public Company

The Company's shares are publicly traded on the Nasdaq Global Select Market.

B.	Share Capital

Share capital is comprised of issued and outstanding Ordinary Shares of NIS 0.02 par value.

C.	Employee Stock Purchase Plan

None.

D.	Employee, Directors, and Consultant Option Plans

The Company adopted its umbrella option plan in 2000 (the "Plan"). Pursuant to the Plan the number of Ordinary Shares made available under it automatically increases on the first day of the Company's fiscal year to equal the lesser of: (i) 5% of the outstanding Ordinary Shares on such date, (ii) 1,250,000 Ordinary Shares, and (iii) an amount determined by the Company's board of directors.

Under the Plan and its sub-plans, the Company granted options to purchase 794,000, 554,000 and 589,000 Ordinary Shares at an average exercise price of $10.38, $8.71 and $6.11 for the years ended December 31, 2012, 2011 and 2010, respectively.

During the year ended December 31, 2010, the Company amended the Plan to include the right to grant Restricted Share Units with respect to Ordinary Shares of the Company ("RSUs") with an exercise price per share equal to the par value of each share underlying the RSU. In the year ended December 31, 2010, the board of directors and shareholders at the 2010 Annual Shareholders Meeting ("2010 ASM") annual meeting approved the grants of an aggregate of 48,000 RSUs to independent directors and a grant of an option to the Company chairman to purchase 100,000 ordinary shares. This RSU grant was in accordance with the resolutions adopted by our shareholders at the 2010 ASM which provided that: (i) each independent director (defined for the purpose hereof as External Directors according to the Companies Law and all other directors other than our employees or our consultants or of any subsidiary), who is appointed as our director, at or after the 2010 ASM, is automatically granted 8,000 RSUs, upon the date such individual first becomes a director; and (ii) each independent director is automatically granted 8,000 RSUs, following each annual meeting of our shareholders, beginning with the Company's 2011 annual shareholders meeting, if on such date he or she shall have served on our Board for at least the preceding six months.

In accordance with the 2010 ASM resolutions, in the year ended December 31, 2012, the Company granted an aggregate of 48,000 RSUs to independent directors.

In accordance with the 2010 ASM resolutions, in the year ended December 31, 2011, the Company granted an aggregate of 48,000 RSUs to independent directors.

In the years ended December 31, 2012 and 2011, the board of directors and shareholders at the annual meetings approved a total grant of an option to the Company chairman to purchase 200,000 ordinary shares.

During the years 2003-2012 the board of directors decided to increase the reserve for grants under the Plan, by 7,097,269 options (and RSUs). These reserve increases included two reserve increases, one of which provided for an increase in the reserve for grants under the Plan of 800,000 options, effective January 1, 2012 and the other provided for an increase in the reserve for grants under the Plan of 800,000 options, effective January 1, 2013.

A summary of the status of the Company's stock option plans as of December 31, 2012, 2011 and 2010 and changes during the years then ended is as follows:

	OPTIONS AND RSUs AVAILABLE FOR GRANT	OUTSTANDING OPTIONS AND RSUs	WEIGHTED -AVERAGE EXERCISE PRICE PER SHARE ($)	WEIGHTED -AVERAGE FAIR VALUE OF OPTION
Outstanding at December 31, 2009	2,129,665	3,237,089	2.94
Increase in option pool, net	800,000	-	-
Granted	(589,000)	589,000	6.11	$3.90
Forfeited	188,072	(188,072)	7.06
Exercised	-	(389,897)	2.65
Outstanding at December 31, 2010	2,528,737	3,248,120	3.31
Increase in option pool, net	800,000	-	-
Granted	(554,000)	554,000	8.71	$5.17
Forfeited	45,650	(45,650)	6.14
Exercised	-	(734,661)	2.07
Outstanding at December 31, 2011	2,820,387	3,021,809	4.56
Increase in option pool, net	516,691	-	-
Granted	(794,000)	794,000	10.38	$5.20
Forfeited	89,331	(89,331)	10.04
Exercised	-	(286,054)	2.21
Outstanding at December 31, 2012	2,632,409	3,440,424	5.96

The following table summarizes information about options outstanding and exercisable as of December 31, 2012:

	OPTIONS AND RSUs OUTSTANDING				OPTIONS AND RSUs EXERCISABLE
RANGE OF EXERCISE PRICE $	NUMBER OUTSTANDING AT DECEMBER 31, 2012		WEIGHTED- AVERAGE REMAINING CONTRACTUAL LIFE	WEIGHTED- AVERAGE EXERCISE PRICE	NUMBER OUTSTANDING AT DECEMBER 31, 2012	WEIGHTED- AVERAGE REMAINING CONTRACTUAL LIFE	WEIGHTED- AVERAGE EXERCISE PRICE
0.01	24,000	*	6.2	$0.01	-	-	-
1.30 – 2.00	925,762		1.1	$1.75	925,762	1.1	$1.75
2.04 – 3.51	444,647		2.0	$2.83	444,647	2.0	$2.83
4.25 – 4.45	167,200		1.7	$4.33	167,200	1.7	$4.33
5.16 – 6.77	306,986		3.8	$5.65	247,074	3.7	$5.59
7.06 – 8.22	625,413		4.6	$7.59	326,518	3.7	$7.46
9.48 – 9.71	466,416		5.1	$9.54	221,145	5.1	$9.54
11.24 -12.98	480,000		5.9	$12.44	-	-	-
	3,440,424				2,332,346

*RSUs

As of December 31, 2012, the aggregate intrinsic value for the options exercisable was $10.1 million with a weighted-average remaining contractual life of 1.3 years. Additionally, there were 1.1 million options expected to vest with a weighted-average exercise price of $9.9 and an aggregate intrinsic value of $0.6 million with a weighted-average remaining contractual life of 5.6 years.

The weighted average fair value of options exercisable as of the years ended December, 2012, 2011 and 2010 was $2.6, $2.32 and $1.82 respectively.

The aggregate intrinsic value for the options exercised during 2012, 2011 and 2010 was $1.9 million, $4.6 million and $1.3 million respectively.

E.	Stock-based compensation expenses

The following table summarizes the effects of stock-based compensation resulting from the application of ASC 718 included in the Statements of Operations for the years ended December 31, 2012, 2011 and 2010:

	YEAR ENDED DECEMBER 31,
		(in thousands)
	2012	2011	2010

Cost of revenues	$312	$202	$170
Research and development expenses	254	168	145
Selling and marketing expenses	611	389	334
General and administrative expenses	1,357	972	520
Total	$2,534	$1,731	$1,169

The unrecognized stock-based compensation cost calculated under the fair value method for shares incentives expected to vest (unvested shares net of expected forfeitures) as of December 31, 2012 was approximately $4.8 million and is expected to be recognized over a weighted-average period of 1.8 years.

Under ASC 718, the fair market value of each option grant is estimated on the date of grant using the "Black-Scholes option pricing" method with the following weighted-average assumptions: (1) expected life of 4.8 years (2011 – 4.7, 2010 – 4.8); (2) dividend yield of 3.2% (2011 – 3.40%, 2010 – 0%); (3) expected volatility of 57% (2011 – 61%, 2010 – 66%); and (4) risk-free interest rate of 1.4% (2011 – 2.5%, 2010 – 3.0%).

F.	Dividend

During 2011 the Company declared a cash dividend to its shareholders in the amount of $10 million ($0.32 per share). During 2011 the Company distributed a cash dividend of $7.5 million ($0.24 per share).

During 2012 the Company declared a cash dividend to its shareholders in the amount of $7.5 million ($0.24 per share) and distributed a cash dividend of $10 million ($0.32 per share).

Subsequent to December 31, 2012, the Company distributed a cash dividend in the amount of $2.5 million.

SEGMENT REPORTING	12 Months Ended
Dec. 31, 2012
Segment Reporting [Abstract]
Segment Reporting Disclosure [Text Block]

NOTE 13 — SEGMENT REPORTING

The Company operates in one segment: the design, development, and marketing of software solutions.

The Company's revenues by geographic area are as follows:

	YEAR ENDED DECEMBER 31,
	2012	2011	2010
Revenue
Americas	$60,123	$40,070	$28,681
EMEA	32,888	39,455	37,080
Israel	456	847	849
Asia Pacific	6,579	6,715	4,409
	$100,046	$87,087	$71,019

Major customers- as percentage of total sales:

	2012	2011	2010
	%	%	%

Customer A	11	12	12
Customer B	(*)	10	(*)

(*) Less than 10%

Long-lived assets by geographical areas are as follows:

	YEAR ENDED DECEMBER 31,
	2012	2011
Property and Equipment, Net
Americas	$662	$448
EMEA	421	475
Asia Pacific	411	361
Israel	2,712	2,589
	$4,206	$3,873

TAXES ON INCOME (TAX BENEFIT)	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]

NOTE 14 –TAXES ON INCOME (TAX BENEFIT)

A.	Company

Part of the Company's investment in equipment has received approvals ("Approved Enterprise" status) in accordance with the Law for the Encouragement of Capital Investments, 1959 (the "Investment Law"). The Company has chosen to receive its benefits through the "Alternative Benefits" track, and, as such, is eligible for various benefits. These benefits include accelerated depreciation of fixed assets used in the investment program, as well as a full tax exemption on undistributed income in relation to income derived from the first plan for a period of 2 years and for the second and third plans for a period of 4 years. Thereafter tax rate of 25% will be applicable for an additional period of up to 5 years for the first plan and 3 years for the second and third plans, commencing with the date on which taxable income is first earned but not later than certain dates. In the case of foreign investment of more than 25%, the tax benefits are extended to 10 years, and in the case of foreign investment ranging from 49% to 100% the tax rate is reduced on a sliding scale to 10%. The benefits are subject to the fulfillment of the conditions of the letter of approval. The first, second and third plans benefit periods have already expired.

On April 1, 2005, an amendment to the Investment Law came into effect ("the Amendment") that significantly changed the provisions of the Investment Law. The Amendment limits the scope of enterprises which may be approved by the Investment Center by setting criteria for the approval of a facility as a Privileged Enterprise, such as provisions generally requiring that at least 25% of the Privileged Enterprise's Income will be derived from export. Additionally, the Amendment enacted major changes in the manner in which tax benefits are awarded under the Investment Law so that companies no longer require Investment Center approval in order to qualify for tax benefits. However, the Investment Law provides that terms and benefits included in any certificate of approval already granted will remain subject to the provisions of the law as they were on the date of such approval. Therefore, the Israeli companies with Approved Enterprise status will generally not be subject to the provisions of the Amendment. As a result of the amendment, tax-exempt income generated under the provisions of the new law, will subject the Company to taxes upon distribution or liquidation. Plans four, five and six are under Privileged Enterprise.

The benefit periods for plans one, two and three have expired.

In 2006, the Company received approval under the Amendment to its Fourth plan as a Privileged Enterprise. The commencement year was 2004. 2011 is the first year the Company generated income subject to the provisions of the new law. The expected expiration year is 2015.

In 2007, the Company received approval under the Amendment to its Fifth plan as a Privileged Enterprise. The commencement year was 2006. 2011 is the first year the Company generated income subject to the provision of the new law. The expected expiration year is 2017.

In 2008, the Company received approval under the Amendment to its sixth plan as a Privileged Enterprise. The commencement year was 2008. 2011 is the first year the Company generated income subject to the provision of the new law. The expected expiration year is 2019.

The entitlement to the above benefits is conditional upon the Company fulfilling the conditions stipulated by the above law, regulations published thereunder and the instruments of approval for the specific investments in "Approved Enterprises". In the event of failure to comply with these conditions, the benefits may be canceled and the Company may be required to refund the amount of the benefits, in whole or in part, including interest.

Income not eligible for "Approved Enterprise" benefits mentioned above is taxed at a regular rate of 25% (24% in 2011).

In the event of distribution by the Company of a cash dividend out of retained earnings that were tax exempt due to its Approved Enterprise status, the Company would have to pay corporate tax of 10% - 25% on the income from which the dividend was distributed based on the extent to which non-Israeli shareholders hold Company’s shares. A 15% withholding tax may be deductible from dividends distributed to the recipients.

From 2011 the Company has earnings attributable to Approved Enterprise programs.

The Company distributed during 2011 and 2012 dividends in the aggregate amount of $17.5 million. Such distribution did not result in additional Israeli tax liabilities to the Company because such dividends were paid from regular parent Company profits, which were not derived from Approved Enterprises.

In November 2012, a law was enacted in Israel to incentivize companies to pay taxes on those Approved Enterprises earnings as if distributed, and effectively release the earnings from any further tax liabilities at the Company parent level. The law, although not mandatory, offers lower tax rates on those earnings, accumulated through the year ended December 31, 2011, elected to be "released" which as applicable to the Company will be approximately 6%. During 2013 the Company elected to use the incentive available under the law by paying tax of $0.7 million, releasing 2011 tax-exempt earnings of $12.2 million for future dividends distributions. Deferred tax provision was included in the Company financial statements for the year ended December 31, 2012.

Except for 2011 Approved Enterprise profits as explained above, the Company has not provided deferred taxes on future distributions of tax-exempt earnings, as management and the board of directors have not yet determined to pay any dividend in the future from those earnings. Accordingly, such earnings have been considered to be permanently reinvested.

In 2011, new legislation amending to the Investment Law was adopted (the “2011 Amendment”). Under the 2011 Amendment, a uniform corporate tax rate will apply to all qualifying income of certain Industrial Companies (requirement of a minimum export of 25% of the company's total turnover), as opposed to the current law's incentives, which are limited to income from Approved Enterprises during their benefits period. Under the 2011 Amendment, the uniform tax rate will be 10% in areas in Israel designated as Development Zone A and 15% elsewhere in Israel during 2011-2012, 7% and 12.5%, respectively, in 2013-2014, and 6% and 12%, respectively thereafter. The profits of these Industrial Companies will be freely distributable as dividends, subject to a 15% withholding tax (or lower, under an applicable tax treaty).

Under the transition provisions of the 2011 Amendment, the Company may decide to irrevocably implement the provisions of the 2011 Amendment while waiving benefits provided under the current law or to remain subject to the current law.

Changing from the current law to the 2011 Amendment is permitted at any time. The Company does not expect the 2011 Amendment to have material ramifications on the tax payable in respect of its Israeli operations. The Company may adopt the 2011 Amendment during 2013.

B.	Tax assessments

Final tax assessments in Israel have been received up to and including the 2008 tax year.

C.	Deferred taxes

Deferred tax assets, net consist of the following significant items:

	DECEMBER 31,
	2012	2011

Net operating loss carry forwards of non-Israeli subsidiaries	$7,360	$7,606
R&D cost temporary differences	984	14
Other timing differences	1,628	1,180
Deferred liability due to future dividend from 2011 Approved Enterprise	(735)	-
Deferred tax assets before valuation allowance	9,237	8,800
Valuation allowance	(7,787)	(7,890)
Deferred tax assets, net of allowance	$1,450	$910

Presentation in balance sheets:

	DECEMBER 31,
	2012	2011

Current deferred taxes, net	$220	$540
Non-current deferred taxes, net	1,230	550
Non-current deferred tax liability, net	-	(180)
	$1,450	$910

Under ASC 740 ("Income Taxes"), deferred tax assets, net are to be recognized for the anticipated tax benefits associated with net operating loss carry-forwards and deductible temporary differences; unless it is more-likely-than-not that some or all of the deferred tax assets will not be realized. The adjustment is made by a valuation allowance. Since in previous years the realization of the net operating loss carry-forwards and deductible temporary differences was less likely than not, a valuation allowance has been established for the full amount of the tax benefits. For 2008, based on historical taxable income from continuing operations and projections for future taxable income, the Company determined that it is more likely than not that some of its deferred tax assets are expected to be realized, and reversed part of the valuation allowance. The reversal of the valuation allowance and other adjustments to the deferred tax assets resulted in the recognition of tax Benefit (expense) of $540 and ($1,310) in 2012 and 2011, respectively.

As of December 31, 2012, net operating loss carryforwards in the Company’s U.S subsidiary amounted to approximately $19,000 attributable to the federal tax and approximately $6,300 attributable to state tax. The tax loss carryforwards in the U.S. expire between 2013 and 2024. Utilization of U.S. net operating losses would be subject to substantial annual limitations due to the "change in ownership" provisions of the Internal Revenue Code of 1986 and similar state law provisions. The annual limitations would result in the expiration of part of net operating losses before utilization. There are no material other tax loss carryforwards in other companies in the group.

Deferred tax has not been provided on the following items:

(1) Taxes that would apply in the event of disposal of investments in subsidiaries, as it is generally the Company’s intention to hold these investments, not to realize them.

(2) As for the year ended December 31, 2012, the amount of earnings subject to additional taxes for which deferred taxes were not provided was $16.1 million and the potential tax liability was in the amount of $2.4 million. The Company may avoid the tax liability if distribution is not made or is made from resources other than earnings from Approved Enterprises with those earnings permanently reinvested. The Company has not provided deferred taxes, as management and the board of directors have not yet determined to pay any dividend from these earnings in the future. Accordingly, such earnings have been considered to be permanently reinvested.

(3) Dividends distributable from the income of foreign subsidiaries in the Group, as the Company does not expect these subsidiaries to regularly distribute dividends in the foreseeable future. If these dividends were to be paid, the Company would have to pay additional taxes of about $0.1 million on the distribution, and the amount would be recorded as an income tax expense in the period the dividend is declared.

D.	Israel and International components of income profit before taxes

	YEAR ENDED DECEMBER 31,
	2012	2011	2010

Israel	$4,482	$13,330	$7,049
International	3,175	1,342	3,366
	$7,657	$14,672	$10,415

E.	Income taxes included in the statement of operations

	YEAR ENDED DECEMBER 31,
	2012	2011	2010

Current taxes	$709	$1,152	$430
Deferred taxes	(540)	1,310	940
	$169	$2,462	$1,370

F.	Tax reconciliation

The following is a reconciliation of the theoretical tax expense, assuming that all income is taxed at the ordinary statutory average corporate tax rate in Israel and other jurisdictions and the actual tax expense in the statement of operations, is as follows:

	YEAR ENDED DECEMBER 31,
	2012	2011

Net income before taxes	$7,657	$14,672

Average Statutory tax rates	28%	27%

Theoretical tax	2,144	3,961

Decrease in taxes resulting from effect of “privileged enterprise” status	(1,120)	(3,266)
Non-deductible expenses	1,235	(641)
Change in valuation allowance and deferred taxes	(1,775)	1,951
Other	(315)	457
	(1,975)	(1,499)

Actual tax expense	$169	$2,462

G.	Uncertain tax positions

As of December 31, 2012, The Company maintains 4 uncertain tax positions accruals in the amounts of $367 $555, $178 and $19.

As of December 31, 2011, The Company maintained 3 uncertain tax positions accruals in the amounts of $352, $341 and $32.

The Company believes that it has adequately provided for any reasonably foreseeable outcomes related to tax audits and settlement. The final tax outcome of its tax audits could be different from that which is reflected in the Company’s income tax provisions and accruals. Such differences could have a material effect on the Company’s income tax provision and net income in the period in which such determination is made.

SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Basis of Accounting, Policy [Policy Text Block]	Basis of presentation The financial statements have been prepared in conformity with accounting principles generally accepted in the United States.
Consolidation, Policy [Policy Text Block]

Principles of consolidation

The consolidated financial statements include the financial statements of the Company and its wholly owned subsidiaries in the United States (ClickSoftware, Inc.), in the United Kingdom (ClickSoftware Europe Limited), in Germany (ClickSoftware Central Europe, GmbH), in Belgium (ClickSoftware Belgium, N.V.), in Australia (ClickSoftware Australia Pty. Ltd., a wholly owned subsidiary of ClickSoftware, Inc.), in Japan (ClickSoftware Japan KK), in India (ClickSoftware India Private Limited) and in South Africa (ClickSoftware Technologies (Pty) Ltd). The subsidiaries are primarily engaged in the sale and marketing of the Company's products in the Americas, EMEA (Europe, Middle East and Africa but not including Israel) and the rest of the world. All significant intercompany balances and transactions have been eliminated.

Foreign Currency Transactions and Translations Policy [Policy Text Block]

Financial statements in U.S. dollars

The reporting currency of the Company is the U.S. dollar ("dollar"). The dollar is the functional currency of the Company and its subsidiaries. Transactions and balances originally denominated in dollars are presented at their original amounts. Non-dollar transactions and balances are remeasured into dollars in accordance with the principles set forth in ASC 830 ("Foreign Currency Matters"). All exchange gains and losses from translation of monetary balance sheet items resulting from transactions in non-dollar currencies are recorded in the statement of operations as they arise.

Use of Estimates, Policy [Policy Text Block]

Use of estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Cash and Cash Equivalents, Policy [Policy Text Block]	Cash and cash equivalents Cash equivalents include short-term, highly liquid investments that are readily convertible to cash, with original maturities of three months or less.
Concentration Risk, Credit Risk, Policy [Policy Text Block]

Concentration of credit risk

Financial instruments, which potentially subject the Company to credit risk, consist principally of cash instruments and accounts receivable. The Company maintains cash and cash equivalents and investments with major financial institutions in the United States, Europe and Israel. Nearly all of our cash and investments are not insured by the FDIC or other similar governmental insurance limits. The accounts receivable are derived from sales to a large number of customers, mainly large industrial corporations and their suppliers located mainly in Europe, the United States and Brazil. The Company generally does not require collateral. The Company performs ongoing credit evaluations of its customers and maintains an allowance for doubtful accounts which management believes adequately covers all anticipated losses in respect of trade receivables.

Short Term Bank Deposits [Policy Text Block]	Short term bank deposits Bank deposits with maturities of more than three months but less than one year are included in short-term deposits.
Marketable Securities, Policy [Policy Text Block]

Marketable securities

Securities classified as available-for-sale are reported at fair value with unrealized gains and losses, net of related tax, recorded as a separate component of other comprehensive income in equity until realized. Unrealized losses that are considered to be other-than-temporary are charged to statement of operations as an impairment charge and are included in the consolidated statement of operations under financial expenses. Realized gains and losses on sales of the securities, as well as premium or discount amortization, are included in the consolidated statement of operations as financial income or expenses.

Fair values for marketable securities were determined using the quoted prices in active market for identical asset (level 1).

Property, Plant and Equipment, Policy [Policy Text Block]

Property and equipment

Property and equipment is stated at cost. Depreciation is computed using the straight-line method over the estimated useful lives of the assets, ranging from 3 to 16 years. Leasehold improvements are amortized using the straight-line method, over the shorter of the lease term or the useful lives of the improvements.

The Company complies with provisions of ASC 360, ("Property, Plant and Equipment"). ASC 360 requires that long-lived assets and certain identifiable intangible assets be reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to undiscounted future net cash flows expected to be generated by the asset. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets. Assets to be disposed of are reported at the lower of the carrying amount or fair value less cost to sell.

Goodwill and Intangible Assets, Intangible Assets, Policy [Policy Text Block]

Identifiable Intangible Assets

Intangible assets representing primarily core technology and in process research and development ("IPR&D"), customer lists and relationships and non-competition arrangements (arising from business combinations) are recorded at cost less accumulated amortization as outlined in Note 8. Intangible assets are amortized over their estimated useful lives on a straight-line basis ranging from 3 to 6 years.

Goodwill and Intangible Assets, Goodwill, Policy [Policy Text Block]

Goodwill

Goodwill represents the excess purchase price paid by the Company over the fair value of identifiable intangible assets as a result of purchasing a business. Goodwill is not amortized but instead is tested for impairment annually or more frequently if events or changes in circumstances indicate that it may be impaired.
Goodwill impairment testing is a two-step process and may be preceded by a qualitative impairment assessment. Qualitative impairment assessment should be made to changes in circumstances and events indicating whether some of the intangible assets were impaired. When determined, on the basis of qualitative factors, that the fair value of the reporting unit is more likely than not less than the carrying amount, the two-step impairment test would be required. The first step involves comparing the fair value of a company’s reporting units to their carrying amount. If the fair value of the reporting unit is determined to be greater than its carrying amount, there is no impairment. If the reporting unit’s carrying amount is determined to be greater than the fair value, the second step must be completed to measure the amount of impairment, if any. Step two calculates the implied fair value of goodwill by deducting the fair value of all tangible and intangible assets, excluding goodwill, of the reporting unit from the fair value of the reporting unit as determined in step one. The implied fair value of the goodwill in this step is compared to the carrying value of goodwill. If the implied fair value of the goodwill is less than the carrying value of the goodwill, an impairment loss equivalent to the difference is recorded.

Research, Development, and Computer Software, Policy [Policy Text Block]

Software research and development costs

Software research and development costs incurred prior to the establishment of technological feasibility are included in research and development expenses. The Company defines establishment of technological feasibility as the completion of a working model. Software development costs incurred subsequent to the establishment of technological feasibility through the period of general market availability of the products are capitalized, if material, after consideration of various factors, including net realizable value. To date, software development costs that are eligible for capitalization have not been material and have been expensed.

Revenue Recognition, Policy [Policy Text Block]

Revenue recognition

The Company recognizes revenues in accordance with the ASC 985-605 ("Software Revenue Recognition").

In accordance with ASC 985-605, revenues from software license fees are recognized when persuasive evidence of an arrangement exists, the software product covered by written agreement or a purchase order signed by the customer has been delivered, the license fees are fixed and determinable, collection of the license fees is considered probable and vendor-specific objective evidence (VSOE) of the fair value of undelivered elements exists.

License fees from software arrangements that involve multiple elements, such as consulting, training and post-contract customer support, are allocated to each element of the arrangement based on the residual method. Under the residual method, consideration is allocated to undelivered elements based upon the VSOE of those elements, with the residual of the arrangement fee allocated to and recognized as software license revenue. The Company determines the fair value of each element in multiple-element arrangements other than license based on vendor specific objective evidence, or VSOE. The Company determines the VSOE for each element according to the price charged when the element is sold separately. For post-contract customer support, the Company determines the VSOE based on the renewal price charged. For other services, such as consulting and training, the Company determines the VSOE based on the fixed hourly/daily rate charged in stand-alone service transactions.

Arrangements that include professional services are evaluated to determine whether those services are essential to the functionality of other elements of the arrangement. When services are considered essential, revenue under the arrangement is recognized using contract accounting. When services are not considered essential, revenue allocable to the services is recognized as the services are performed.

Revenue from software licenses that require significant customization, integration and implementation are recognized based on ASC 605-35 ("Construction-Type and Production-Type Contracts") using contract accounting on the percentage-of-completion method, based on the relationship of actual working hours incurred to total working hours estimated to be incurred over the duration of the contract. In recognizing revenues based on the percentage-of-completion method, the Company estimates time to completion with revisions to estimates reflected in the period in which changes become known. Provisions for estimated losses on uncompleted contracts are made in the period in which such losses are first determined, in the amount of the estimated loss on the entire contract.

Service revenues are comprised of revenues from consulting, training, and post-contract customer support. Revenues from consulting services are recognized on a time and material basis, or in a fixed price contract, on a percentage of completion basis. Revenues from training are recognized as the services are provided. Post-contract customer support arrangements provide for technical support and the right to unspecified updates on an if-and-when-available basis. Revenues from these arrangements are recognized ratably over the term of the arrangement, usually one year.

The Company categorizes revenue as either software license revenue or services revenue. The Company allocates revenue to each of these categories based on the VSOE for elements in each revenue arrangement and based on the application of the residual method for arrangements in which the Company has established the VSOE for all undelivered elements. Where the Company is unable to establish the VSOE for all undelivered elements, the Company takes a systematic approach, whereby the Company first allocates revenue to any undelivered elements for which the VSOE has been established, and then allocates revenue to any undelivered elements for which the VSOE has not been established based on management's best estimate of the fair value of those undelivered elements. The Company then applies a residual method to determine the license fee. Management's best estimate of fair value of undelivered elements for which the VSOE has not been established is based upon the VSOE of similar offerings and other objective criteria.

Earnings Per Share, Policy [Policy Text Block]

Basic and diluted net income per share

Basic and diluted net income per share are presented in conformity with ASC 260 ("Earnings per Share") for all years presented. Basic net income per share have been computed using the weighted-average number of ordinary shares outstanding during the year, net of treasury shares (see Note 12). In computing diluted earnings (loss) per share, the potential dilutive effect of outstanding equity awards is taken into account using the treasury stock method.

Outstanding share options and shares issued and reserved for outstanding share options have been excluded from the calculation of basic and diluted net income per share to the extent such securities are anti-dilutive. The total number of options to purchase shares, excluded from the calculations of diluted net income per share, were 1,242,416, 497,000 and 474,000 for the years ended December 31, 2012, 2011 and 2010, respectively.

Fair Value of Financial Instruments, Policy [Policy Text Block]

Fair value of financial instruments

The financial instruments of the Company consist mainly of cash and cash equivalents, short-term and long-term investments, current accounts receivable, marketable securities and accounts payable. In view of their nature, the fair value of the financial instruments included in working capital of the Company (other than marketable securities) is usually identical or close to their carrying amounts.

Share-based Compensation, Option and Incentive Plans Policy [Policy Text Block]

Stock-based compensation

ASC 718 ("Compensation – Stock Compensation") requires that compensation cost relating to share-based payment awards made to employees and directors be recognized in the financial statements. The main awards issued under Company stock-based compensation plans, which are described in Note 12D, "Employee, Directors, and Consultant Option Plans", include stock options and RSUs. The cost for such awards is measured at the grant date based on the calculated fair value of the award. The value of the portion of the award that is ultimately expected to vest is recognized as expense over the requisite service periods (generally the vesting period of the equity award) reduced by estimated forfeitures in the Company Consolidated Statement of Operations.

Income Tax, Policy [Policy Text Block]

Income taxes

The Company accounts for income taxes, in accordance with the provisions of ASC 740 ("Income Taxes,") under the liability method of accounting. Under the liability method, deferred taxes are determined based on the differences between the financial statement and tax basis of assets and liabilities at enacted tax rates in effect in the year in which the differences are expected to reverse. Valuation allowances are established, when necessary, to reduce deferred tax assets to amounts expected to be realized.

Deferred tax liabilities and assets are classified as current or non-current based on the classification of the related asset or liability for financial reporting or, if not related to an asset or liability for financial reporting, according to the expected reversal dates of the specific temporary differences.

For uncertain tax positions, the Company follows a two-step approach to recognizing and measuring uncertain tax positions. The first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates that it is more likely than not that the position will be sustained on audit. The second step is to measure the tax benefit as the largest amount that is more than 50% likely of being realized upon ultimate resolution. The Company’s policy is to include interest and penalties related to unrecognized tax benefits within income tax expense.

Dividend [Policy Text Block]

Dividend distribution

Dividend distribution to the Company's shareholders is recognized as a liability in the Company's financial statements in the period in which the dividends are approved by the Company's board of directors. See also Note 12F.

New Accounting Pronouncements, Policy [Policy Text Block]

Recent accounting pronouncements

On July 27, 2012, the FASB issued ASU 2012-02, which amends the guidance in ASC 350-30 on testing indefinite-lived intangible assets, other than goodwill, for impairment. The FASB issued the ASU in response to feedback on ASU 2011-08, which amended the goodwill impairment testing requirements by allowing an entity to perform a qualitative impairment assessment before proceeding to the two-step impairment test. Similarly, under ASU 2012-02, an entity testing an indefinite-lived intangible asset for impairment has the option of performing a qualitative assessment before calculating the fair value of the asset. Although ASU 2012-02 revises the examples of events and circumstances that an entity should consider in interim periods, it does not revise the requirements to test (1) indefinite-lived intangible assets annually for impairment and (2) between annual tests if there is a change in events or circumstances. The company does not expect the adoption of this update to have any material impact on our consolidated financial statements.

SHORT-TERM DEPOSITS AND MARKETABLE SECURITIES (Tables)	12 Months Ended
Dec. 31, 2012
Short Term Deposits and Marketable Securities [Abstract]
Short Term Deposits and Marketable Securities [Table Text Block]
	DECEMBER 31,
	2012	2011

Bank deposits (1)	$30,310	$28,243
Marketable securities- government and corporate bonds (2)	10,600	10,945
Marketable securities- equities(3)	5,035	-
	$45,945	$39,188

(1) The bank deposits bear interest at an average annual rate of 1.3% and 2.1% for 2012 and 2011, respectively.

(2) The Bonds provide a yield at an average annual rate of 1.55% and 0.9% for 2012 and 2011, respectively.

(3) Unrealized net gains are immaterial

TRADE RECEIVABLES AND ALLOWANCE FOR DOUBTFUL ACCOUNTS (Tables)	12 Months Ended
Dec. 31, 2012
Trade Receivables and Allowance For Doubtful Accounts [Abstract]
Schedule of Accounts, Notes, Loans and Financing Receivable [Table Text Block]

A. Trade receivables

	DECEMBER 31,
	2012	2011

Accounts receivables billed	$18,847	$21,807
Accounts receivables unbilled	3,683	2,272
Allowance for doubtful accounts	(738)	(701)
Trade receivables, net	$21,792	$23,378

Schedule Of Allowance For Doubtful Accounts [Table Text Block]	B. Allowance for doubtful accounts
	DECEMBER 31,
	2012	2011

Balance at beginning of year	$701	$1,102
Increase of allowance	37	139
Write-off	-	(540)
Balance at year end	$738	$701

OTHER RECEIVABLES AND PREPAID EXPENSES (Tables)	12 Months Ended
Dec. 31, 2012
Prepaid Expense and Other Assets [Abstract]
Schedule of Other Assets [Table Text Block]

	DECEMBER 31,
	2012	2011

Prepaid expenses	$1,890	$2,113
Government participation and other government receivables	616	426
Employees	198	125
Other	969	179
	$3,673	$2,843

Other receivables and prepaid expenses – Short term	$3,398	$2,610
Other receivables and prepaid expenses – Long term	275	233
	$3,673	$2,843

LONG-TERM DEPOSITS (Tables)	12 Months Ended
Dec. 31, 2012
Long-Term Investments [Abstract]
Schedule Of Deposits [Table Text Block]
	DECEMBER 31,
	2012	2011

Bank deposits (see also Note 11A)	$621	$1,093
	$621	$1,093

GOODWILL AND OTHER INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill [Table Text Block]
A.	Goodwill:
	DECEMBER 31,
	2012	2011

Balance as of January 1	$1,572	$2,511
Changes during year:
Impairment	-	(939)
Balance as of December 31(*)	$1,572	$1,572

(*) All goodwill balance as of December 31, 2011 relates to ClickSoftware reporting unit

Schedule of Finite-Lived Intangible Assets [Table Text Block]
B.	Identifiable intangible assets, Net:

		DECEMBER 31,
	Useful life	2012	2011
Original amount
Core technology	3-6 years	$1,507	$1,507
In Process Research & Development	4 years	472	472
Customer relationship, net of impairment (see C below)	3-6 years	1,007	1,007
Non-compete	4 years	127	127
		$3,113	$3,113
Accumulated Amortization		2,661	1,947
Identifiable intangible assets, Net		$452	$1,166

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]	The estimated future amortization expense of other intangible assets as of December 31, 2012 is as follows:
2013	$277
2014	86
2015 and thereafter	89
$452

PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]

	DECEMBER 31,
	2012	2011
Cost
Computers and office equipment	$8,645	$6,805
Leasehold improvements	2,502	2,199
	$11,147	$9,004
Accumulated Depreciation	6,941	5,131
Property and equipment, net	$4,206	$3,873

ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Tables)	12 Months Ended
Dec. 31, 2012
Accounts Payable and Accrued Liabilities, Current [Abstract]
Schedule of Accounts Payable and Accrued Liabilities [Table Text Block]
	DECEMBER 31,
	2012	2011

Suppliers	$5,392	$4,789
Employee and related costs	8,598	6,310
Government commitment	2,546	2,265
Other	-	244
	$16,536	$13,608

COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
The leases for these facilities expire in the years 2013 through 2021. Minimum future rental payments, as of December 31, 2012 are as follows:

2013	$3,247
2014	3,373
2015	2,050
2016-2021	3,279
$11,949

SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2012
Stockholders' Equity Note [Abstract]
Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]

A summary of the status of the Company's stock option plans as of December 31, 2012, 2011 and 2010 and changes during the years then ended is as follows:

	OPTIONS AND RSUs AVAILABLE FOR GRANT	OUTSTANDING OPTIONS AND RSUs	WEIGHTED -AVERAGE EXERCISE PRICE PER SHARE ($)	WEIGHTED -AVERAGE FAIR VALUE OF OPTION
Outstanding at December 31, 2009	2,129,665	3,237,089	2.94
Increase in option pool, net	800,000	-	-
Granted	(589,000)	589,000	6.11	$3.90
Forfeited	188,072	(188,072)	7.06
Exercised	-	(389,897)	2.65
Outstanding at December 31, 2010	2,528,737	3,248,120	3.31
Increase in option pool, net	800,000	-	-
Granted	(554,000)	554,000	8.71	$5.17
Forfeited	45,650	(45,650)	6.14
Exercised	-	(734,661)	2.07
Outstanding at December 31, 2011	2,820,387	3,021,809	4.56
Increase in option pool, net	516,691	-	-
Granted	(794,000)	794,000	10.38	$5.20
Forfeited	89,331	(89,331)	10.04
Exercised	-	(286,054)	2.21
Outstanding at December 31, 2012	2,632,409	3,440,424	5.96

Schedule of Share-based Compensation, Shares Authorized under Stock Option Plans, by Exercise Price Range [Table Text Block]

The following table summarizes information about options outstanding and exercisable as of December 31, 2012:

	OPTIONS AND RSUs OUTSTANDING				OPTIONS AND RSUs EXERCISABLE
RANGE OF EXERCISE PRICE $	NUMBER OUTSTANDING AT DECEMBER 31, 2012		WEIGHTED- AVERAGE REMAINING CONTRACTUAL LIFE	WEIGHTED- AVERAGE EXERCISE PRICE	NUMBER OUTSTANDING AT DECEMBER 31, 2012	WEIGHTED- AVERAGE REMAINING CONTRACTUAL LIFE	WEIGHTED- AVERAGE EXERCISE PRICE
0.01	24,000	*	6.2	$0.01	-	-	-
1.30 – 2.00	925,762		1.1	$1.75	925,762	1.1	$1.75
2.04 – 3.51	444,647		2.0	$2.83	444,647	2.0	$2.83
4.25 – 4.45	167,200		1.7	$4.33	167,200	1.7	$4.33
5.16 – 6.77	306,986		3.8	$5.65	247,074	3.7	$5.59
7.06 – 8.22	625,413		4.6	$7.59	326,518	3.7	$7.46
9.48 – 9.71	466,416		5.1	$9.54	221,145	5.1	$9.54
11.24 -12.98	480,000		5.9	$12.44	-	-	-
	3,440,424				2,332,346

*RSUs

Schedule of Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Table Text Block]

The following table summarizes the effects of stock-based compensation resulting from the application of ASC 718 included in the Statements of Operations for the years ended December 31, 2012, 2011 and 2010:

	YEAR ENDED DECEMBER 31,
		(in thousands)
	2012	2011	2010

Cost of revenues	$312	$202	$170
Research and development expenses	254	168	145
Selling and marketing expenses	611	389	334
General and administrative expenses	1,357	972	520
Total	$2,534	$1,731	$1,169

SEGMENT REPORTING (Tables)	12 Months Ended
Dec. 31, 2012
Segment Reporting [Abstract]
Schedule Of Revenue By Geographical Areas [Table Text Block]

The Company's revenues by geographic area are as follows:

	YEAR ENDED DECEMBER 31,
	2012	2011	2010
Revenue
Americas	$60,123	$40,070	$28,681
EMEA	32,888	39,455	37,080
Israel	456	847	849
Asia Pacific	6,579	6,715	4,409
	$100,046	$87,087	$71,019

Schedule of Revenue by Major Customers by Reporting Segments [Table Text Block]
Major customers- as percentage of total sales:

	2012	2011	2010
	%	%	%

Customer A	11	12	12
Customer B	(*)	10	(*)
(*) Less than 10%
Schedule Of Long Lived Assets By Geographical Areas [Table Text Block]

Long-lived assets by geographical areas are as follows:

	YEAR ENDED DECEMBER 31,
	2012	2011
Property and Equipment, Net
Americas	$662	$448
EMEA	421	475
Asia Pacific	411	361
Israel	2,712	2,589
	$4,206	$3,873

TAXES ON INCOME (TAX BENEFIT) (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Schedule of Deferred Tax Assets and Liabilities [Table Text Block]

Deferred tax assets, net consist of the following significant items:

	DECEMBER 31,
	2012	2011

Net operating loss carry forwards of non-Israeli subsidiaries	$7,360	$7,606
R&D cost temporary differences	984	14
Other timing differences	1,628	1,180
Deferred liability due to future dividend from 2011 Approved Enterprise	(735)	-
Deferred tax assets before valuation allowance	9,237	8,800
Valuation allowance	(7,787)	(7,890)
Deferred tax assets, net of allowance	$1,450	$910

Schedule Of Current Deferred Tax Assets and Liabilities [Table Text Block]	Presentation in balance sheets:
	DECEMBER 31,
	2012	2011

Current deferred taxes, net	$220	$540
Non-current deferred taxes, net	1,230	550
Non-current deferred tax liability, net	-	(180)
	$1,450	$910

Schedule of Income before Income Tax, Domestic and Foreign [Table Text Block]
Israel and International components of income profit before taxes

	YEAR ENDED DECEMBER 31,
	2012	2011	2010

Israel	$4,482	$13,330	$7,049
International	3,175	1,342	3,366
	$7,657	$14,672	$10,415

Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
Income taxes included in the statement of operations

	YEAR ENDED DECEMBER 31,
	2012	2011	2010

Current taxes	$709	$1,152	$430
Deferred taxes	(540)	1,310	940
	$169	$2,462	$1,370

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]

The following is a reconciliation of the theoretical tax expense, assuming that all income is taxed at the ordinary statutory average corporate tax rate in Israel and other jurisdictions and the actual tax expense in the statement of operations, is as follows:

	YEAR ENDED DECEMBER 31,
	2012	2011

Net income before taxes	$7,657	$14,672

Average Statutory tax rates	28%	27%

Theoretical tax	2,144	3,961

Decrease in taxes resulting from effect of “privileged enterprise” status	(1,120)	(3,266)
Non-deductible expenses	1,235	(641)
Change in valuation allowance and deferred taxes	(1,775)	1,951
Other	(315)	457
	(1,975)	(1,499)

Actual tax expense	$169	$2,462

SIGNIFICANT ACCOUNTING POLICIES (Details Textual)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property, Plant and Equipment, Depreciation Methods	straight-line method
Finite-Lived Intangible Assets, Amortization Method	straight-line method
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	1,242,416	497,000	474,000
Leasehold Improvements [Member]
Property, Plant and Equipment, Depreciation Methods	straight-line method
Maximum [Member]
Property, Plant and Equipment, Estimated Useful Lives	16 years
Finite-Lived Intangible Asset, Useful Life	6 years
Minimum [Member]
Property, Plant and Equipment, Estimated Useful Lives	3 years
Finite-Lived Intangible Asset, Useful Life	3 years

SHORT-TERM DEPOSITS AND MARKETABLE SECURITIES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Bank deposits (1)	$ 30,310	[1]	$ 28,243	[1]
Marketable Securities And Bank Deposits	45,945		39,188
Equity [Member]
Marketable securities	5,035	[2]	0	[2]
Government and Corporate Bonds [Member]
Marketable securities	$ 10,600	[3]	$ 10,945	[3]

[1]	The bank deposits bear interest at an average annual rate of 1.3% and 2.1% for 2012 and 2011, respectively.
[2]	Unrealized net gains are immaterial
[3]	The Bonds provide a yield at an average annual rate of 1.55% and 0.9% for 2012 and 2011, respectively.

SHORT-TERM DEPOSITS AND MARKETABLE SECURITIES (Details Textual)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Money Market Funds [Member]
Investment Interest Rate	1.30%	2.10%
Government and Corporate Bonds [Member]
Investment Interest Rate	1.55%	0.90%

TRADE RECEIVABLES AND ALLOWANCE FOR DOUBTFUL ACCOUNTS (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Allowance for doubtful accounts	$ 738	$ 701	$ 1,102
Trade receivables, net	21,792	23,378
Trade Accounts Receivable [Member] | Unbilled Revenues [Member]
Accounts Receivable, Gross, Current	3,683	2,272
Trade Accounts Receivable [Member] | Billed Revenues [Member]
Accounts Receivable, Gross, Current	$ 18,847	$ 21,807

TRADE RECEIVABLES AND ALLOWANCE FOR DOUBTFUL ACCOUNTS (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Balance at beginning of year	$ 701	$ 1,102
Increase of allowance	37	139
Write-off	0	(540)
Balance at year end	$ 738	$ 701

OTHER RECEIVABLES AND PREPAID EXPENSES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Prepaid expenses	$ 1,890	$ 2,113
Other	969	179
Prepaid Expense and Other Assets	3,673	2,843
Other receivables and prepaid expenses - Short term	3,398	2,610
Other receivables and prepaid expenses - Long term	275	233
Prepaid Expense And Other Assets	3,673	2,843
Government [Member]
Other	616	426
Employee [Member]
Other	$ 198	$ 125

LONG-TERM DEPOSITS (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Bank deposits (see also Note 11A)	$ 621	$ 1,093
Bank Time Deposits [Member]
Bank deposits (see also Note 11A)	$ 621	$ 1,093

LONG-TERM DEPOSITS (Details Textual) (Bank Time Deposits [Member])	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Bank Time Deposits [Member]
Investment Interest Rate	1.30%	2.10%

ACCRUED SEVERANCE PAY, NET (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Severance Costs	$ 1,632	$ 1,383	$ 911

GOODWILL AND OTHER INTANGIBLE ASSETS, NET (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Balance as of January 1	$ 1,572	[1]	$ 2,511
Changes during year:
Impairment	0		(939)		0
Balance as of December 31(*)	$ 1,572	[1]	$ 1,572	[1]	$ 2,511

[1]	All goodwill balance as of December 31, 2011 relates to ClickSoftware reporting unit

GOODWILL AND OTHER INTANGIBLE ASSETS, NET (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Finite-Lived Intangible Assets, Gross	$ 3,113	$ 3,113
Accumulated Amortization	2,661	1,947
Identifiable Intangible assets, Net	452	1,166
Maximum [Member]
Finite-Lived Intangible Asset, Useful Life	6 years
Minimum [Member]
Finite-Lived Intangible Asset, Useful Life	3 years
Customer Relationships [Member]
Finite-Lived Intangible Assets, Gross	1,007	1,007
Customer Relationships [Member] | Maximum [Member]
Finite-Lived Intangible Asset, Useful Life	6 years
Customer Relationships [Member] | Minimum [Member]
Finite-Lived Intangible Asset, Useful Life	3 years
Noncompete Agreements [Member]
Finite-Lived Intangible Assets, Gross	127	127
Finite-Lived Intangible Asset, Useful Life	4 years
Core Technology [Member]
Finite-Lived Intangible Assets, Gross	1,507	1,507
Core Technology [Member] | Maximum [Member]
Finite-Lived Intangible Asset, Useful Life	6 years
Core Technology [Member] | Minimum [Member]
Finite-Lived Intangible Asset, Useful Life	3 years
Process Research & Development [Member]
Finite-Lived Intangible Assets, Gross	$ 472	$ 472
Finite-Lived Intangible Asset, Useful Life	4 years

GOODWILL AND OTHER INTANGIBLE ASSETS, NET (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
2013	$ 277
2014	86
2015 and thereafter	89
Finite-Lived Intangible Assets, Net	$ 452

PROPERTY AND EQUIPMENT, NET (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment, Gross	$ 11,147	$ 9,004
Accumulated Depreciation	6,941	5,131
Property and Equipment, Net	4,206	3,873
Office Equipment [Member]
Property, Plant and Equipment, Gross	8,645	6,805
Leaseholds and Leasehold Improvements [Member]
Property, Plant and Equipment, Gross	$ 2,502	$ 2,199

ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Suppliers	$ 5,392	$ 4,789
Employee and related costs	8,598	6,310
Government commitment	2,546	2,265
Other	0	244
Accounts payable and accrued expenses net	$ 16,536	$ 13,608

COMMITMENTS AND CONTINGENCIES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
2013	$ 3,247
2014	3,373
2015	2,050
2016-2021	3,279
Operating Leases, Future Minimum Payments Due	$ 11,949

COMMITMENTS AND CONTINGENCIES (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Letters of Credit Outstanding, Amount	$ 600,000
Operating Leases, Rent Expense	$ 2,442	$ 2,244	$ 1,728
Israel [Member]
Office Lease Area	58,000
Massachusett [Member]
Office Lease Area	25,000
Burnham [Member]
Office Lease Area	11,500
Melbourne [Member]
Office Lease Area	10,000
Gurgaon [Member]
Office Lease Area	22,000

SHAREHOLDERS' EQUITY (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Option And RSUs Available For Grant, Outstanding (Beginning Balance)	2,820,387	2,528,737	2,129,665
Option And RSUs Available For Grant, Increase in option pool, net	516,691	800,000	800,000
Option And RSUs Available For Grant, Granted	(794,000)	(554,000)	(589,000)
Option And RSUs Available For Grant, Forfeited	89,331	45,650	188,072
Option And RSUs Available For Grant, Exercised	0	0	0
Option And RSUs Available For Grant, Outstanding (Ending Balance)	2,632,409	2,820,387	2,528,737
Outstanding Option, Outstanding (Beginning Balance)	3,021,809	3,248,120	3,237,089
Outstanding Option, Granted	794,000	554,000	589,000
Outstanding Option, Forfeited	(89,331)	(45,650)	(188,072)
Outstanding Option, Exercised	(286,054)	(734,661)	(389,897)
Outstanding Option, Outstanding (Ending Balance)	3,440,424	3,021,809	3,248,120
Weighted Average Exercise Price per share, Outstanding (Beginning Balance)	$ 4.56	$ 3.31	$ 2.94
Weighted Average Exercise Price per share, Granted	$ 10.38	$ 8.71	$ 6.11
Weighted Average Exercise Price per share, Forfeited	$ 10.04	$ 6.14	$ 7.06
Weighted Average Exercise Price per share, Exercised	$ 2.21	$ 2.07	$ 2.65
Weighted Average Exercise Price per share, Outstanding (Ending Balance)	$ 5.96	$ 4.56	$ 3.31
Weighted Average fair Value of Option, Granted	$ 5.2	$ 5.17	$ 3.9

SHAREHOLDERS' EQUITY (Details 1) (USD $)	12 Months Ended
Dec. 31, 2012
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Number of Outstanding Options	3,440,424
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Number of Exercisable Options	2,332,346
Exercise Price Range One [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Lower Range Limit	$ 0.01
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Number of Outstanding Options	24,000 [1]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Outstanding Options, Weighted Average Remaining Contractual Term	6 years 2 months 12 days
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Outstanding Options, Weighted Average Exercise Price	$ 0.01
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Number of Exercisable Options	0
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Exercisable Options, Weighted Average Remaining Contractual Term	0 years
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Exercisable Options, Weighted Average Exercise Price	$ 0
Exercise Price Range Two [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Lower Range Limit	$ 1.3
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Upper Range Limit	$ 2
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Number of Outstanding Options	925,762
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Outstanding Options, Weighted Average Remaining Contractual Term	1 year 1 month 6 days
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Outstanding Options, Weighted Average Exercise Price	$ 1.75
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Number of Exercisable Options	925,762
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Exercisable Options, Weighted Average Remaining Contractual Term	1 year 1 month 6 days
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Exercisable Options, Weighted Average Exercise Price	$ 1.75
Exercise Price Range Three [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Lower Range Limit	$ 2.04
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Upper Range Limit	$ 3.51
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Number of Outstanding Options	444,647
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Outstanding Options, Weighted Average Remaining Contractual Term	2 years
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Outstanding Options, Weighted Average Exercise Price	$ 2.83
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Number of Exercisable Options	444,647
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Exercisable Options, Weighted Average Remaining Contractual Term	2 years
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Exercisable Options, Weighted Average Exercise Price	$ 2.83
Exercise Price Range Four [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Lower Range Limit	$ 4.25
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Upper Range Limit	$ 4.45
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Number of Outstanding Options	167,200
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Outstanding Options, Weighted Average Remaining Contractual Term	1 year 8 months 12 days
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Outstanding Options, Weighted Average Exercise Price	$ 4.33
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Number of Exercisable Options	167,200
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Exercisable Options, Weighted Average Remaining Contractual Term	1 year 8 months 12 days
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Exercisable Options, Weighted Average Exercise Price	$ 4.33
Exercise Price Range Five [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Lower Range Limit	$ 5.16
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Upper Range Limit	$ 6.77
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Number of Outstanding Options	306,986
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Outstanding Options, Weighted Average Remaining Contractual Term	3 years 9 months 18 days
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Outstanding Options, Weighted Average Exercise Price	$ 5.65
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Number of Exercisable Options	247,074
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Exercisable Options, Weighted Average Remaining Contractual Term	3 years 8 months 12 days
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Exercisable Options, Weighted Average Exercise Price	$ 5.59
Exercise Price Range Six [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Lower Range Limit	$ 7.06
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Upper Range Limit	$ 8.22
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Number of Outstanding Options	625,413
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Outstanding Options, Weighted Average Remaining Contractual Term	4 years 7 months 6 days
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Outstanding Options, Weighted Average Exercise Price	$ 7.59
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Number of Exercisable Options	326,518
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Exercisable Options, Weighted Average Remaining Contractual Term	3 years 8 months 12 days
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Exercisable Options, Weighted Average Exercise Price	$ 7.46
Exercise Price Range Seven [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Lower Range Limit	$ 9.48
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Upper Range Limit	$ 9.71
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Number of Outstanding Options	466,416
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Outstanding Options, Weighted Average Remaining Contractual Term	5 years 1 month 6 days
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Outstanding Options, Weighted Average Exercise Price	$ 9.54
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Number of Exercisable Options	221,145
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Exercisable Options, Weighted Average Remaining Contractual Term	5 years 1 month 6 days
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Exercisable Options, Weighted Average Exercise Price	$ 9.54
Exercise Price Range Eight [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Lower Range Limit	$ 11.24
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Upper Range Limit	$ 12.98
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Number of Outstanding Options	480,000
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Outstanding Options, Weighted Average Remaining Contractual Term	5 years 10 months 24 days
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Outstanding Options, Weighted Average Exercise Price	$ 12.44
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Number of Exercisable Options	0
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Exercisable Options, Weighted Average Remaining Contractual Term	0 years
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Exercisable Options, Weighted Average Exercise Price	$ 0

[1]	RSUs

SHAREHOLDERS' EQUITY (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Total	$ 2,534	$ 1,731	$ 1,169
Cost Of Revenue [Member]
Total	312	202	170
Research and Development Expense [Member]
Total	254	168	145
Selling and Marketing Expense [Member]
Total	611	389	334
General and Administrative Expense [Member]
Total	$ 1,357	$ 972	$ 520

SHAREHOLDERS' EQUITY (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 January 01 2013 [Member]	Dec. 31, 2012 January 01 2012 [Member]	Dec. 31, 2012 Director [Member] Restricted Stock Units (Rsus) [Member]	Dec. 31, 2011 Director [Member] Restricted Stock Units (Rsus) [Member]	Dec. 31, 2010 Board Of Directors Chairman [Member]	Dec. 31, 2011 Independent Director [Member] Restricted Stock Units (Rsus) [Member]	Dec. 31, 2010 Each Independent Director [Member] Restricted Stock Units (Rsus) [Member]	Dec. 31, 2012 Chairman [Member]	Dec. 31, 2011 Chairman [Member]	Dec. 31, 2000 Employee Stock Purchase Plan [Member]	Dec. 31, 2000 Employee Directors and Consultant Option Plans [Member]	Dec. 31, 2012 Employee Directors and Consultant Option Plans [Member] Restricted Stock Units (Rsus) [Member]	Dec. 31, 2012 Subsequent Event [Member]
Ordinary shares, par value	$ 0.02	$ 0.02
Option And RSUs Available For Grant, Increase in option pool, net	516,691	800,000	800,000											1,250,000	7,097,269
Share-based Compensation Arrangement by Share-based Payment Award, Percentage of Outstanding Stock Maximum													5.00%
Outstanding Option, Granted	794,000	554,000	589,000					100,000	48,000	8,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Intrinsic Value	$ 10,100,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Remaining Contractual Term	1 year 3 months 18 days
Share-Based Compensation Arrangement By Share-Based Payment Award, Options, Vested and Expected To Vest, Outstanding, Number	1,100,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Weighted Average Exercise Price	$ 9.9
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Aggregate Intrinsic Value	600,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Weighted Average Remaining Contractual Term	5 years 7 months 6 days
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized	4,800,000
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term	4 years 9 months 18 days	4 years 8 months 12 days	4 years 9 months 18 days
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate	3.20%	3.40%	0.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate	57.00%	61.00%	66.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate	1.40%	2.50%	3.00%
Dividends, Common Stock, Cash	7,500,000	10,000,000
Common Stock, Dividends, Per Share, Declared	$ 0.24	$ 0.32
Common Stock, Dividends, Per Share, Cash Paid	$ 0.32	$ 0.24
Dividends Common Stock Cash Paid	10,000,000	7,500,000														2,500,000
Weighted Average Exercise Price per share, Granted	$ 10.38	$ 8.71	$ 6.11
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period				800,000	800,000	48,000	48,000				200,000	200,000
Share Based Compensation Arrangement By Share Based Payment Award Options Exercisable In Period Fair Value	2.6	2.32	1.82
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Total Intrinsic Value	$ 1,900,000	$ 4,600,000	$ 1,300,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Outstanding, Weighted Average Remaining Contractual Terms	1 year 9 months 18 days

SEGMENT REPORTING (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Total revenues	$ 100,046	$ 87,087	$ 71,019
Americas [Member]
Total revenues	60,123	40,070	28,681
EMEA [Member]
Total revenues	32,888	39,455	37,080
Israel [Member]
Total revenues	456	847	849
Asia Pacific [Member]
Total revenues	$ 6,579	$ 6,715	$ 4,409

SEGMENT REPORTING (Details 1)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011	Dec. 31, 2010
Customer A [Member]
Entity-Wide Revenue, Major Customer, Percentage	11.00%		12.00%	12.00%
Customer B [Member]
Entity-Wide Revenue, Major Customer, Percentage		[1]	10.00%		[1]

[1]	Less than 10%

SEGMENT REPORTING (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment, Net	$ 4,206	$ 3,873
Americas [Member]
Property, Plant and Equipment, Net	662	448
EMEA [Member]
Property, Plant and Equipment, Net	421	475
Asia Pacific [Member]
Property, Plant and Equipment, Net	411	361
Israel [Member]
Property, Plant and Equipment, Net	$ 2,712	$ 2,589

TAXES ON INCOME (TAX BENEFIT) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Net operating loss carry forwards of non-Israeli subsidiaries	$ 7,360	$ 7,606
R&D cost temporary differences	984	14
Other timing differences	1,628	1,180
Deferred liability due to future dividend from 2011 Approved Enterprise	(735)	0
Deferred tax assets before valuation allowance	9,237	8,800
Valuation allowance	(7,787)	(7,890)
Deferred tax assets, net of allowance	$ 1,450	$ 910

TAXES ON INCOME (TAX BENEFIT) (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Current deferred taxes, net	$ 220	$ 540
Non-current deferred taxes, net	1,230	550
Non-current deferred tax liability, net	0	(180)
Deferred tax assets, net of allowance	$ 1,450	$ 910

TAXES ON INCOME (TAX BENEFIT) (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net income before taxes	$ 7,657	$ 14,672	$ 10,415
Israel [Member]
Net income before taxes	4,482	13,330	7,049
International [Member]
Net income before taxes	$ 3,175	$ 1,342	$ 3,366

TAXES ON INCOME (TAX BENEFIT) (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Current taxes	$ 709	$ 1,152	$ 430
Deferred taxes	(540)	1,310	940
Income Tax Expense (Benefit)	$ 169	$ 2,462	$ 1,370

TAXES ON INCOME (TAX BENEFIT) (Details 4) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net income before taxes	$ 7,657	$ 14,672	$ 10,415
Average Statutory tax rates	28.00%	27.00%
Theoretical tax	2,144	3,961
Decrease in taxes resulting from effect of ''privileged enterprise'' status	(1,120)	(3,266)
Non-deductible expenses	1,235	(641)
Change in valuation allowance and deferred taxes	(1,775)	1,951
Other	(315)	457
Income Tax Reconciliation, Other Reconciling Items	(1,975)	(1,499)
Actual tax expense	$ 169	$ 2,462	$ 1,370

TAXES ON INCOME (TAX BENEFIT) (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating Loss Carryforwards, Expiration Dates	between 2013 and 2024
Tax Rate On Income Not Eligible For Approved Enterprise	25.00%	24.00%
Aggregate Dividends Distributed In Last Two Years	$ 17,500,000
Incentive To Be Used For Tax Paying	700,000
Amount Released For Future Dividends	12,200,000
Amount Of Earnings For Which Deferred Taxes Not Provided	16,100,000
Potential Tax Liability	2,400,000
Additional Taxes On Dividends Distribution	100,000
Withholding Tax Rate On Dividends Distributed	15.00%
Deferred taxes	540,000	(1,310,000)	(940,000)
Income Tax Benefit Description	These benefits include accelerated depreciation of fixed assets used in the investment program, as well as a full tax exemption on undistributed income in relation to income derived from the first plan for a period of 2 years and for the second and third plans for a period of 4 years. Thereafter tax rate of 25% will be applicable for an additional period of up to 5 years for the first plan and 3 years for the second and third plans, commencing with the date on which taxable income is first earned but not later than certain dates.
Plan Four [Member]
Tax Credit Carry Forward Expiration Year	2015
Plan Five [Member]
Tax Credit Carry Forward Expiration Year	2017
Plan Six [Member]
Tax Credit Carry Forward Expiration Year	2019
Israel Development Zone [Member] | Amendment 2011 [Member]
Pecentage Of Total Turnover As Minimum Export Requirement To Satisfy Incentive Law	25.00%
Effective Income Tax Rate Reconciliation, Change in Enacted Tax Rate	10.00%
Other Area In Israel [Member] | Amendment 2011 [Member]
Effective Income Tax Rate Reconciliation, Change in Enacted Tax Rate	15.00%
Other Area In Israel [Member] | Amendment 2012 [Member]
Effective Income Tax Rate Reconciliation, Change in Enacted Tax Rate	15.00%
Other Area In Israel [Member] | Amendment 2013 [Member]
Effective Income Tax Rate Reconciliation, Change in Enacted Tax Rate	7.00%
Other Area In Israel [Member] | Amendment 2014 [Member]
Effective Income Tax Rate Reconciliation, Change in Enacted Tax Rate	12.50%
Other Area In Israel [Member] | Amendment 2015 [Member]
Effective Income Tax Rate Reconciliation, Change in Enacted Tax Rate	6.00%
Other Area In Israel [Member] | Amendment 2016 [Member]
Effective Income Tax Rate Reconciliation, Change in Enacted Tax Rate	12.00%
Federal Tax [Member]
Operating Loss Carryforwards	19,000,000
State and Local Jurisdiction [Member]
Operating Loss Carryforwards	6,300,000
Sliding Scale [Member]
Tax Rate On Foreign Investment49 Percent Or More Than49 Percent	10.00%
Uncertain Tax Positions One [Member]
Liability for Uncertain Tax Positions, Current	367	352
Uncertain Tax Positions Two [Member]
Liability for Uncertain Tax Positions, Current	555	341
Uncertain Tax Positions Three [Member]
Liability for Uncertain Tax Positions, Current	178	32
Uncertain Tax Positions Four [Member]
Liability for Uncertain Tax Positions, Current	$ 19
Minimum [Member]
Foreign Investment Ranging Rate	49.00%
Maximum [Member]
Foreign Investment Ranging Rate	100.00%